NOTE 6 - LOAN PAYABLE	6 Months Ended
Jun. 30, 2014
Payable Loans [Abstract]
Payable Loans
NOTE 6 – LOAN PAYABLE

As at June 30, 2014, a loan payable of $61,007 to an unrelated party bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,235, all due within the next 12 months.